Financial risk management	12 Months Ended
Jun. 30, 2022
Text block [abstract]
Financial risk management
23    Financial risk management
23.1 Financial risks
Financial and capital risk management strategy
The financial risks arising from the Group’s operations comprise market, liquidity and credit risk. These risks arise in the normal course of business and the Group manages its exposure to them in accordance with the Group’s portfolio risk management strategy. The objective of the strategy is to support the delivery of the Group’s financial targets, while protecting its future financial security and flexibility by taking advantage of the natural diversification provided by the scale, diversity and flexibility of the Group’s operations and activities.
As part of the risk management strategy, the Group monitors target gearing levels and credit rating metrics under a range of different stress test scenarios incorporating operational and macroeconomic factors.
Market risk management
The Group’s activities expose it to market risks associated with movements in interest rates, foreign currencies and commodity prices. Under the strategy outlined above, the Group seeks to achieve financing costs, currency impacts, input costs and commodity prices on a floating or index basis.
In executing the strategy, financial instruments are potentially employed in three distinct but related activities. The following table summarises these activities and the key risk management processes:

Activity	Key risk management processes

1   Risk mitigation

On an exception basis, hedging for the purposes of mitigating risk related to specific and significant expenditure on investments or capital projects will be executed if necessary to support the Group’s strategic objectives.
Execution of transactions within approved mandates.

2 Economic hedging of commodity sales, operating costs, short-term cash deposits, other monetary items and debt instruments

Where Group commodity production is sold to customers on pricing terms that deviate from the relevant index target and where a relevant derivatives market exists, financial instruments may be executed as an economic hedge to align the revenue price exposure with the index target and US dollars.	Measuring and reporting the exposure in customer commodity contracts and issued debt instruments.

Where debt is issued in a currency other than the US dollar and/or at a fixed interest rate, fair value and cash flow hedges may be executed to align the debt exposure with the Group’s functional currency of US dollars and/or to swap to a floating interest rate.	Executing hedging derivatives to align the total group exposure to the index target.

Where short-term cash deposits and other monetary items are denominated in a currency other than US dollars, derivative financial instruments may be executed to align the foreign exchange exposure to the Group’s functional currency of US dollars.	Execution of transactions within approved mandates.

3 Strategic financial transactions

Opportunistic transactions may be executed with financial instruments to capture value from perceived market over/under valuations.	Execution of transactions within approved mandates.
Primary responsibility for the identification and control of financial risks, including authorising and monitoring the use of financial instruments for the above activities and stipulating policy thereon, rests with the Financial Risk Management Committee under authority delegated by the Chief Executive Officer.
Interest rate risk
The Group is exposed to interest rate risk on its outstanding borrowings and short-term cash deposits from the possibility that changes in interest rates will affect future cash flows or the fair value of fixed interest rate financial instruments. Interest rate risk is managed as part of the portfolio risk management strategy.
The majority of the Group’s debt is issued at fixed interest rates. The Group has entered into interest rate swaps and cross currency interest rate swaps to convert most of its fixed interest rate exposure to floating US dollar interest rate exposure. As at 30 June 2022,
80
per cent of the Group’s borrowings were exposed to floating interest rates inclusive of the effect of swaps (2021: 82 per cent).
The fair value of interest rate swaps and cross currency interest rate swaps in hedge relationships used to hedge both interest rate and foreign currency risks are shown in the valuation hierarchy in section 23.4 ‘Derivatives and hedge accounting’.
Based on the net debt position as at 30 June 2022, taking into account interest rate swaps and cross currency interest rate swaps, it is estimated that a one percentage point increase in the US LIBOR interest rate will increase the Group’s equity and profit after taxation by US$29 million (2021: increase of US$7 million). This assumes the change in interest rates is effective from the beginning of the financial year and the fixed/floating mix and balances are constant over the year.
Interest Rate Benchmark Reform
The London Interbank Offered Rate (LIBOR) and other benchmark interest rates are being replaced by alternative risk-free rates (ARR) as part of inter-bank offer rate (IBOR) reform. Sterling LIBOR ceased to be published on 1 January 2022 and USD LIBOR will no longer be published after 30 June 2023. The Group has assessed the implication of IBOR reform and has updated various policies, systems and processes including the adoption of the International Swaps and Derivatives Association (ISDA) IBOR Fallbacks Protocol. In November 2021, the Group amended its US$5.5 billion revolving credit facility to reference ARRs. Furthermore, in March 2022 Escondida executed the Group’s first Secured Overnight Financing Rate (SOFR) linked loans.
The amendments to IFRS 9/AASB 9 ‘Financial Instruments’, IFRS 7/AASB 7 ‘Financial Instruments (IFRS 7): Disclosures’ and IFRS 16/AASB 16 ‘Leases’ in relation to IBOR reform early adopted by the Group in previous periods impact the Group’s cross currency and interest rate swaps, which reference US LIBOR, and the associated hedge accounting. Refer to section 23.4 ‘Derivatives and hedge accounting’ for further information.
Currency risk
The US dollar is the predominant functional currency within the Group and as a result, currency exposures arise from transactions and balances in currencies other than the US dollar. The Group’s potential currency exposures comprise:

•	translational exposure in respect of non-functional currency monetary items

•	transactional exposure in respect of non-functional currency expenditure and revenues
The Group’s foreign currency risk is managed as part of the portfolio risk management strategy.
Translational exposure in respect of
non-functional
currency monetary items
Monetary items, including financial assets and liabilities, denominated in currencies other than the functional currency of an operation are restated at the end of each reporting period to US dollar equivalents and the associated gain or loss is taken to the income statement. The exception is foreign exchange gains or losses on foreign currency denominated provisions for closure and rehabilitation at operating sites, which are capitalised in property, plant and equipment.
The Group has entered into cross currency interest rate swaps and foreign exchange forwards to convert its significant foreign currency exposures in respect of monetary items into US dollars. Fluctuations in foreign exchange rates are therefore not expected to have a significant impact on equity and profit after tax.
The following table shows the carrying values of financial assets and liabilities at the end of the reporting period denominated in currencies other than the US dollar that are exposed to foreign currency risk:

Net financial (liabilities)/assets - by currency of denomination	2022	2021
	US$M	US$M
AUD	(3,649)	(4,421)
CLP	(602)	(649)
GBP	388	535
EUR	280	366
Other	187	128

Total	(3,396)	(4,041)

The principal
non-functional
currencies to which the Group is exposed are the Australian dollar, the Chilean peso, the Pound sterling and the Euro. Based on the Group’s net financial assets and liabilities as at 30 June 2022, a weakening of the US dollar against these currencies (one cent strengthening in Australian dollar, 10 pesos strengthening in Chilean peso, one penny strengthening in Pound sterling and one cent strengthening in Euro), with all other variables held constant, would decrease the Group’s equity and profit after taxation by US$16 million (2021: decrease of US$21 million).
Transactional exposure in respect of
non-functional
currency expenditure and revenues
Certain operating and capital expenditure is incurred in currencies other than an operation’s functional currency. To a lesser extent, certain sales revenue is earned in currencies other than the functional currency of operations and certain exchange control restrictions may require that funds be maintained in currencies other than the functional currency of the operation. These currency risks are managed as part of the portfolio risk management strategy. The Group may enter into forward exchange contracts when required under this strategy.
Commodity price risk
The risk associated with commodity prices is managed as part of the portfolio risk management strategy. Substantially all of the Group’s commodity production is sold on market-based index pricing terms, with derivatives used from time to time to achieve a specific outcome.
Financial instruments with commodity price risk comprise forward commodity and other derivative contracts with net liabilities
at fair value of US$56 million (2021:
net assets of
US$138 million).
Provisionally priced commodity sales and purchases contracts
Provisionally priced sales or purchases volumes are those for which price finalisation, referenced to the relevant index, is outstanding at the reporting date. Provisional pricing mechanisms within these sales and purchases arrangements have the character of a commodity derivative. Trade receivables or payables under these contracts are carried at fair value through profit or loss using Level 2 valuation inputs based on forecast selling prices in the quotation period. The Group’s exposure at 30 June 2022 to the impact of movements in commodity prices upon provisionally invoiced sales and purchases volumes was predominately around copper.
The Group had 289 thousand tonnes of copper exposure as at 30 June 2022 (2021: 254 thousand tonnes) that was provisionally priced. The final price of these sales and purchases volumes will be determined during the first half of FY2023. A 10 per cent change in the price of copper realised on the provisionally priced sales, with all other factors held constant, would increase or decrease profit after taxation by US$162 million (2021: US$166 million).
The relationship between commodity prices and foreign currencies is complex and movements in foreign exchange rates can impact commodity prices.
Liquidity risk
Refer to note 20 ‘Net debt’ for details on the Group’s liquidity risk.
Credit risk
Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily from customer receivables) and from its financing activities, including deposits with banks and financial institutions, other short-term investments, interest rate and currency derivative contracts and other financial instruments.
Refer to note 8 ‘Trade and other receivables’ and note 20 ‘Net debt’ for details on the Group credit risk.
23.2 Recognition and measurement
All financial assets and liabilities, other than derivatives and trade receivables, are initially recognised at the fair value of consideration paid or received, net of transaction costs as appropriate. Financial assets are initially recognised on their trade date.
Financial assets are subsequently carried at fair value or amortised cost based on:

•	the Group’s purpose, or business model, for holding the financial asset

•	whether the financial asset’s contractual terms give rise to cash flows that are solely payments of principal and interest
The resulting Financial Statements classifications of financial assets can be summarised as follows:

Contractual cash flows	Business model	Category
Solely principal and interest	Hold in order to collect contractual cash flows	Amortised cost

Solely principal and interest	Hold in order to collect contractual cash flows and sell	Fair value through other comprehensive income

Solely principal and interest	Hold in order to sell	Fair value through profit or loss

Other	Any of those mentioned above	Fair value through profit or loss
Solely principal and interest refers to the Group receiving returns only for the time value of money and the credit risk of the counterparty for financial assets held. The main exceptions for the Group are provisionally priced receivables and derivatives which are measured at fair value through profit or loss under IFRS 9.
The Group has the intention of collecting payment directly from its customers in most cases, however the Group also participates in receivables financing programs in respect of selected customers. Receivables in these portfolios which are classified as ‘hold in order to sell’, are provisionally priced receivables and are therefore held at fair value through profit or loss prior to sale to the financial institution.
With the exception of derivative contracts and provisionally priced trade payables which are carried at fair value through profit or loss, the Group’s financial liabilities are classified as subsequently measured at amortised cost.
The Group may in addition elect to designate certain financial assets or liabilities at fair value through profit or loss or to apply hedge accounting where they are not mandatorily held at fair value through profit or loss.
Fair value measurement
The carrying amount of financial assets and liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial assets or liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the Group’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.
The inputs used in fair value calculations are determined by the relevant segment or function. The functions support the assets and operate under a defined set of accountabilities authorised by the Executive Leadership Team. Movements in the fair value of financial assets and liabilities may be recognised through the income statement or in other comprehensive income according to the designation of the underlying instrument.
For financial assets and liabilities carried at fair value, the Group uses the following to categorise the inputs to the valuation method used based on the lowest level input that is significant to the fair value measurement as a whole:

IFRS 13 Fair value hierarchy	Level 1	Level 2	Level 3
Valuation inputs	Based on quoted prices (unadjusted) in active markets for identical financial assets and liabilities.	Based on inputs other than quoted prices included within Level 1 that are observable for the financial asset or liability, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices).	Based on inputs not observable in the market using appropriate valuation models, including discounted cash flow modelling.

23.3 Financial assets and liabilities
The financial assets and liabilities are presented by class in the table below at their carrying amounts.

	IFRS 13 Fair value hierarchy Level 1	IFRS 9 Classification	2022 US$M	2021 US$M
Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	–	20
Current other derivative contracts 3	2,3	Fair value through profit or loss	326	207
Current other financial assets		Amortised cost	100	–
Current other investments 5	1,2	Fair value through profit or loss	203	3
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	136	1,123
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	16	152
Non-current other financial assets 4	3	Fair value through profit or loss	273	–
Non-current investment in shares	1,3	Fair value through other comprehensive income	138	31
Non-current other investments 5	1,2	Fair value through profit or loss	239	304

Total other financial assets			1,431	1,840
Cash and cash equivalents		Amortised cost	17,236	15,246
Trade and other receivables 6		Amortised cost	1,674	2,363
Provisionally priced trade receivables	2	Fair value through profit or loss	3,478	3,547

Total financial assets			23,819	22,996

Non-financial assets			71,347	85,931

Total assets			95,166	108,927

Current cross currency and interest rate swaps 2	2	Fair value through profit or loss	358	–
Current other derivative contracts 3	2,3	Fair value through profit or loss	118	52
Current other financial liabilities 7		Amortised cost	103	78
Non-current cross currency and interest rate swaps 2	2	Fair value through profit or loss	1,466	586
Non-current other derivative contracts 3	2,3	Fair value through profit or loss	31	–
Non-current other financial liabilities 7		Amortised cost	500	560

Total other financial liabilities			2,576	1,276
Trade and other payables 8		Amortised cost	5,223	6,277
Provisionally priced trade payables	2	Fair value through profit or loss	1,385	574
Bank loans 9		Amortised cost	2,472	2,260
Notes and debentures 9		Amortised cost	11,363	14,769
Lease liabilities			2,576	3,896
Other 9		Amortised cost	17	58

Total financial liabilities			25,612	29,110

Non-financial liabilities			20,788	24,212

Total liabilities			46,400	53,322

1
All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 unless specified otherwise in the following footnotes.

2
Cross currency and interest rate swaps are valued using market data including interest rate curves (which include the base LIBOR rate and swap rates) and foreign exchange rates. A discounted cash flow approach is used to derive the fair value of cross currency and interest rate swaps at the reporting date.

3
Includes other derivative contracts of US$

nil (2021: US$121 million) categorised as Level 3. Significant items in FY2021 were derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago which were disposed as part of the merger of the Petroleum business during the period.

4	Includes receivables contingent on outcome of future events relating to mining , and regulatory approvals of US$233 million (2021: US$ nil).

5
Includes investments held by BHP Billiton Foundation which are restricted and not available for general use by the Group of US$252 million (2021: US$260 million) of which other investment (
mainly
US Treasury Notes) of US$119

million categorised as Level 1 (2021: US$72 million).

6	Excludes input taxes of US$427 million (2021: US$486 million) included in other receivables.

7	Includes the discounted settlement liability in relation to the cancellation of power contracts at the Group’s Escondida operations.

8	Excludes input taxes of US$79 million (2021: US$176 million) included in other payables.

9	All interest bearing liabilities, excluding lease liabilities, are unsecured.
The carrying amounts in the table above generally approximate to fair value. In the case of US$
3,018
million (2021: US$3,018 million) of fixed rate debt not swapped to floating rate, the fair value at 30 June 2022 was US$3,126 million (2021: US$4,052 million). The fair value is determined using a method that can be categorised as Level 2 and uses inputs based on benchmark interest rates, alternative market mechanisms or recent comparable transactions.

For financial instruments that are carried at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation at the end of each reporting period. There were no transfers between categories during the period.
Offsetting financial assets and liabilities
The Group enters into money market deposits and derivative transactions under International Swaps and Derivatives Association master netting agreements that do not meet the criteria in IAS 32 ‘Financial Instruments: Presentation’ for offsetting, but allow for the related amounts to be set-off
in certain circumstances. The amounts set out as cross currency and interest rate swaps in the table above represent the derivative financial assets and liabilities of the Group that may be subject to the above arrangements and are presented on a gross basis.
23.4    Derivatives and hedge accounting
The Group uses derivatives to hedge its exposure to certain market risks and may elect to apply hedge accounting.
Hedge accounting
Derivatives are included within financial assets or liabilities at fair value through profit or loss unless they are designated as effective hedging instruments. Financial instruments in this category are classified as current if they are due or expected to be settled within 12 months otherwise they are classified as non-current.
Where hedge accounting is applied, at the start of the transaction, the Group documents the type of hedge, the relationship between the hedging instrument and hedged items and its risk management objective and strategy for undertaking various hedge transactions. The documentation also demonstrates that the hedge is expected to be effective.
The Group applies the following types of hedge accounting to its derivatives hedging the interest rate and currency risks of its notes and debentures:

•
Fair value hedges – the fair value gain or loss on interest rate and cross currency swaps relating to interest rate risk, together with the change in the fair value of the hedged fixed rate borrowings attributable to interest rate risk are recognised immediately in the income statement. If the hedge no longer meets the criteria for hedge accounting, the fair value adjustment on the note or debenture is amortised to the income statement over the period to maturity using a recalculated effective interest rate.

•
Cash flow hedges – changes in the fair value of cross currency interest rate swaps which hedge foreign currency cash flows on the notes and debentures are recognised directly in other comprehensive income and accumulated in the cash flow hedging reserve. To the extent a hedge is ineffective, changes in fair value are recognised immediately in the income statement.

When a hedging instrument expires, or is sold, terminated or exercised, or when a hedge no longer meets the criteria for hedge accounting, any cumulative gain or loss existing in equity at that time remains in equity and is amortised to the income statement over the period to the hedged item’s maturity.
When hedged, the Group hedges the full notional value of notes or debentures. However, certain components of the fair value of derivatives are not permitted under IFRS 9 to be included in the hedge accounting above. Certain costs of hedging are permitted to be recognised in other comprehensive income. Any change in the fair value of a derivative that does not qualify for hedge accounting, or is ineffective in hedging the designated risk due to contractual differences between the hedged item and hedging instrument, is recognised immediately in the income statement.
The table below shows the carrying amounts of the Group’s notes and debentures by currency and the derivatives which hedge them:

•	The carrying amount of the notes and debentures includes foreign exchange remeasurement to period-end rates and fair value adjustments when included in a fair value hedge.

•
The breakdown of the hedging derivatives includes remeasurement of foreign currency notional values at period-end
rates, fair value movements due to interest rate risk, foreign currency cash flows designated into cash flow hedges, costs of hedging recognised in other comprehensive income, ineffectiveness recognised in the income statement and accruals or prepayments.

•	The hedged value of notes and debentures includes their carrying amounts adjusted for the offsetting derivative fair value movements due to foreign currency and interest rate risk remeasurement.

		Fair value of derivatives
2022 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	4,740	–	(16)	–	–	(7)	86	63	4,724
GBP	2,599	796	(115)	(35)	13	26	42	727	3,280
EUR	3,449	585	112	(16)	8	(4)	45	730	4,146
CAD	575	167	5	(8)	6	(3)	1	168	747

Total	11,363	1,548	(14)	(59)	27	12	174	1,688	12,897

		Fair value of derivatives
2021 US$M	Carrying amount of notes and debentures	Foreign exchange notional at spot rates	Interest rate risk	Recognised in cash flow hedging reserve	Recognised in cost of hedging reserve	Recognised in the income statement 1	Accrued cash flows	Total	Hedged value of notes and debentures 2
	A	B	C	D	E	F	G	B to G	A + B + C
USD	6,270	–	(318)	–	–	11	77	(230)	5,952
GBP	3,387	435	(544)	(81)	25	(34)	53	(146)	3,278
EUR	4,486	73	(418)	(33)	27	7	49	(295)	4,141
CAD	626	142	(21)	(28)	25	(2)	(2)	114	747

Total	14,769	650	(1,301)	(142)	77	(18)	177	(557)	14,118

1	Predominantly related to ineffectiveness.

2	Includes US$3,018 million (2021: US$3,018 million) of fixed rate debt not swapped to floating rate that is not in a hedging relationship.
The weighted average interest rate payable is USD LIBOR + 1.74 per cent (2021: USD LIBOR + 2.18 per cent). Refer to note 22 ‘Net finance costs’ for details of net finance costs for the year.

Interest Rate Benchmark Reform
IBOR reform impacts the Group’s cross currency and interest rate swaps, which reference
3-month
US LIBOR, and the associated hedge accounting. At 30 June 2022, the notional value of hedging instruments that reference
3-month
US LIBOR is
US$
15.6
billion (2021: US$
16.8
billion). The SOFR benchmark rate is being widely adopted by market participants as the replacement for US LIBOR in new contracts. However, a number of US LIBOR settings, including
3-month
US LIBOR, will continue to be published until 30 June 2023. Accordingly, absent of any agreement with counterparties to transition to an alternative risk-free rate before this date, the Group’s existing cross currency and interest rate swaps with maturity dates beyond 30 June 2023 will only transition to ARR once US LIBOR publication ceases. As at 30 June 2022, the Group has not transitioned any of its existing cross currency and interest rate swaps to alternative risk-free rates, however it is expecting to commence active transition of the existing cross currency and interest rate swaps portfolio to alternative benchmark rates during FY2023.
The following table shows the notional value of the Group’s hedging instruments that are expected to expire before 30 June 2023.

Hedging instrument	Notional currency	Notional value US$M	Notional value to mature before LIBOR expires FY2023 US$M
Interest rate swaps	USD	10,719	748

Cross-currency interest rate swaps	EUR	3,187	404
	GBP	1,673	923

	Total	15,579	2,075

In addition, the Group has other arrangements which reference
3-month
US LIBOR benchmarks and extend beyond 2022. These include USD bank loans of
US$1.6 billion (2021: US$
2.3
billion). Refer to note 20 ‘Net debt’.
The Group has previously adopted amendments to IFRS 9 and IFRS 7 in relation to IBOR Reform. These amendments provide reliefs from applying specific hedge accounting requirements to hedging arrangements directly impacted by these reforms. In particular, where changes to the Group’s instruments arise solely as a result of IBOR reform and do not change the economic substance of the Group’s arrangements, the Group is able to maintain its existing hedge relationships and accounting. The Group has continued to apply these reliefs, resulting in no impact on the Group’s hedge accounting. Upon transition to alternative risk-free rates, the Group will seek to apply further reliefs in IFRS 9 and continue to apply hedge accounting to its hedging arrangements.
Movements in reserves relating to hedge accounting
The following table shows a reconciliation of the components of equity and an analysis of the movements in reserves for all hedges. For a description of these reserves, refer to note
17
‘Other equity’.

2022 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	142	(42)	100	(77)	23	(54)	46
Add: Change in fair value of hedging instrument recognised in OCI	(914)	274	(640)	–	–	–	(640)
Less: Reclassified from reserves to interest expense – recognised through OCI	831	(250)	581	50	(15)	35	616

At the end of the financial year	59	(18)	41	(27)	8	(19)	22

2021 US$M	Cash flow hedging reserve			Cost of hedging reserve			Total
	Gross	Tax	Net	Gross	Tax	Net
At the beginning of the financial year	71	(21)	50	(32)	9	(23)	27
Add: Change in fair value of hedging instrument recognised in OCI	863	(259)	604	–	–	–	604
Less: Reclassified from reserves to interest expense – recognised through OCI	(792)	238	(554)	(45)	14	(31)	(585)

At the end of the financial year	142	(42)	100	(77)	23	(54)	46

Changes in interest bearing liabilities and related derivatives resulting from financing activities
The movement in the year in the Group’s interest bearing liabilities and related derivatives are as follows:

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2022 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency a n d interest rate swaps	Total
At the beginning of the financial year	2,260	14,769	3,896	–	58	(557)
Proceeds from interest bearing liabilities	1,150	–	–	–	14	–	1,164
Settlements of debt related instruments	–	–	–	–	–	–	–
Repayment of interest bearing liabilities 1	(941)	(1,232)	(1,163)	–	(55)	–	(3,391)

Change from Net financing cash flows	209	(1,232)	(1,163)	–	(41)	–	(2,227)

Other movements:
Divestment and demerger of subsidiaries and operations	–	–	(492)	–	–	–
Interest rate impacts	–	(1,286)	–	–	–	1,277
Foreign exchange impacts	3	(894)	(126)	–	(2)	898
Lease additions	–	–	866	–	–	–
Remeasurement of index-linked freight contracts	–	–	(369)	–	–	–
Other interest bearing liabilities/derivative related changes	–	6	(36)	–	2	70

At the end of the financial year	2,472	11,363	2,576	–	17	1,688

	Interest bearing liabilities					Derivatives (assets)/ liabilities
2021 US$M	Bank loans	Notes and debentures	Lease liabilities	Bank overdraft and short-term borrowings	Other	Cross currency and interest rate swaps	Total
At the beginning of the financial year	2,492	21,045	3,443	–	68	(433)
Proceeds from interest bearing liabilities	504	–	–	–	64	–	568
Settlements of debt related instruments	–	–	–	–	–	167	167
Repayment of interest bearing liabilities 1	(737)	(6,888)	(770)	–	–	–	(8,395)

Change from Net financing cash flows	(233)	(6,888)	(770)	–	64	167	(7,660)

Other movements:
Loss on bond repurchase	–	579	–	–	–	(184)
Interest rate impacts	–	(764)	–	–	–	704
Foreign exchange impacts	(1)	798	115	–	(14)	(796)
Lease additions	–	–	1,223	–	–	–
Remeasurement of index-linked freight contracts	–	–	(59)	–	–	–
Other interest bearing liabilities/derivative related changes	2	(1)	(56)	–	(60)	(15)

At the end of the financial year	2,260	14,769	3,896	–	58	(557)

1	Includes US$33 million (2021: US$38 million) of Discontinued operations cash flows.